Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt
Schedule of long-term debt
	December 31,
(dollars in thousands)	2015	2014
Capital lease(1)	$48	$54
Total long‑term debt	$48	$54
(1)	Interest is payable monthly.

Schedule of future contractual principal payments on long-term debt
Principal
(dollars in thousands)	Payments
Year ending December 31:
2016	$7
2017	7
2018	8
2019	8
2020	9
Thereafter	9
Total	$48